Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 13,482,224	$ 12,794,925	$ 12,687,272
Post-employment benefits	632,756	589,573	634,005
Share-based payments	13,023,126	10,569,238	11,143,944
Total	$ 27,138,106	$ 23,953,736	$ 24,465,221